Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Disclosure of detailed information about inventory [Table Text Block]
	December 31,	December 31,
	2022	2021
Finished products	$48,546	$32,069
Work-in-process	998	967
Stockpiles	284	593
Warehouse materials	14,393	11,693
Total	$64,221	$45,322